Credit quality indicators of non-covered loans held-in-portfolio based obligor risk ratings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 19,404,451	[1]	$ 21,611,866	[1]
Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	878,507		1,431,266
Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	693,008		569,572
Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,116,882		1,316,737
Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,444		2,318
Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,581		12,698
Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,697,422		3,332,591
Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,707,029		18,279,275
Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	487,280		1,175,937
Commercial Multi Family [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	13,589		75,958
Commercial Multi Family [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,839		15,912
Commercial Multi Family [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,839		64,689
Commercial Multi Family [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Commercial Multi Family [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Commercial Multi Family [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	42,267		156,559
Commercial Multi Family [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	445,013		1,019,378
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,526,146		2,970,505
Commercial Real Estate Non Owner Occupied [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	189,195		305,941
Commercial Real Estate Non Owner Occupied [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	152,849		185,631
Commercial Real Estate Non Owner Occupied [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	183,346		275,436
Commercial Real Estate Non Owner Occupied [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Commercial Real Estate Non Owner Occupied [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		112
Commercial Real Estate Non Owner Occupied [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	525,390		767,120
Commercial Real Estate Non Owner Occupied [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,000,756		2,203,385
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,667,267		2,166,545
Commercial Real Estate Owner Occupied [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	236,520		288,220
Commercial Real Estate Owner Occupied [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	149,243		150,422
Commercial Real Estate Owner Occupied [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	310,686		381,073
Commercial Real Estate Owner Occupied [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,595		0
Commercial Real Estate Owner Occupied [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Commercial Real Estate Owner Occupied [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	700,044		819,715
Commercial Real Estate Owner Occupied [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	967,223		1,346,830
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,453,574		3,724,197
Commercial And Industrial Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	426,689		739,304
Commercial And Industrial Loans [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	370,382		204,226
Commercial And Industrial Loans [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	280,868		260,838
Commercial And Industrial Loans [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	849		68
Commercial And Industrial Loans [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	255		446
Commercial And Industrial Loans [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,079,043		1,204,882
Commercial And Industrial Loans [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,374,531		2,519,315
Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,134,267		10,037,184
Commercial Portfolio Segment Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	865,993		1,409,423
Commercial Portfolio Segment Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	684,313		556,191
Commercial Portfolio Segment Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	791,739		982,036
Commercial Portfolio Segment Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,444		68
Commercial Portfolio Segment Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	255		558
Commercial Portfolio Segment Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,346,744		2,948,276
Commercial Portfolio Segment Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,787,523		7,088,908
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	251,820		206,084
Commercial Real Estate Construction Financing Receivable Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,612		6,895
Commercial Real Estate Construction Financing Receivable Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,204		1,788
Commercial Real Estate Construction Financing Receivable Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,908		46,607
Commercial Real Estate Construction Financing Receivable Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		2,250
Commercial Real Estate Construction Financing Receivable Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Commercial Real Estate Construction Financing Receivable Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	27,724		57,540
Commercial Real Estate Construction Financing Receivable Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	224,096		148,544
Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,502,886		6,681,476
Mortgages [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Mortgages [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Mortgages [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	241,780		195,531
Mortgages [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Mortgages [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Mortgages [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	241,780		195,531
Mortgages [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,261,106		6,485,945
Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	80,818	[2]	211,135	[2]
Legacy [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,902		14,948
Legacy [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,491		11,593
Legacy [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,204		42,622
Legacy [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Legacy [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Legacy [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	19,597		69,163
Legacy [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	61,221		141,972
Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	564,389		543,761
Finance Leases Portfolio Segment Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Finance Leases Portfolio Segment Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Finance Leases Portfolio Segment Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,102		3,495
Finance Leases Portfolio Segment Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Finance Leases Portfolio Segment Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Finance Leases Portfolio Segment Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,102		3,495
Finance Leases Portfolio Segment Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	561,287		540,266
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,870,271		3,932,226
Consumer [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	54,149		46,446
Consumer [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,326		12,140
Consumer [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	58,475		58,586
Consumer [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,811,796		3,873,640
Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,155,229		1,185,272
Consumer Credit Card Financing Receivable [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Credit Card Financing Receivable [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Credit Card Financing Receivable [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,070		21,530
Consumer Credit Card Financing Receivable [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Credit Card Financing Receivable [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Credit Card Financing Receivable [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,070		21,530
Consumer Credit Card Financing Receivable [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,134,159		1,163,742
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	366,162		478,211
Home Equity Line of Credit [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Home Equity Line of Credit [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Home Equity Line of Credit [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,643		3,982
Home Equity Line of Credit [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Home Equity Line of Credit [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,639		7,741
Home Equity Line of Credit [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	12,282		11,723
Home Equity Line of Credit [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	353,880		466,488
Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,375,452		1,349,119
Personal [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Personal [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Personal [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,951		8,488
Personal [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Personal [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	912		710
Personal [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,863		9,198
Personal [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,365,589		1,339,921
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	767,369		699,980
Consumer Loans Auto Financing Receivable [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Loans Auto Financing Receivable [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Loans Auto Financing Receivable [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,348		10,407
Consumer Loans Auto Financing Receivable [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Loans Auto Financing Receivable [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	40		157
Consumer Loans Auto Financing Receivable [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,388		10,564
Consumer Loans Auto Financing Receivable [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	755,981		689,416
Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	206,059		219,644
Consumer Other Financing Receivable Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Other Financing Receivable Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Other Financing Receivable Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,137		2,039
Consumer Other Financing Receivable Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0		0
Consumer Other Financing Receivable Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,735		3,532
Consumer Other Financing Receivable Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,872		5,571
Consumer Other Financing Receivable Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	202,187		214,073
PUERTO RICO
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,938,114	[3]	15,887,839	[3]
PUERTO RICO | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	812,257	[3]	1,199,571	[3]
PUERTO RICO | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	667,699	[3]	489,411	[3]
PUERTO RICO | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,041,784	[3]	877,948	[3]
PUERTO RICO | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,444	[3]	2,318	[3]
PUERTO RICO | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,114	[3]	6,811	[3]
PUERTO RICO | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,528,298	[3]	2,576,059	[3]
PUERTO RICO | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	13,409,816	[3]	13,311,780	[3]
PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	80,077	[3]	82,403	[3]
PUERTO RICO | Commercial Multi Family [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,306	[3]	2,477	[3]
PUERTO RICO | Commercial Multi Family [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,021	[3]	4,453	[3]
PUERTO RICO | Commercial Multi Family [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,186	[3]	2,343	[3]
Weighted average obligor risk rating	11.69	[3]	11.33	[3]
PUERTO RICO | Commercial Multi Family [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Commercial Multi Family [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Commercial Multi Family [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	10,513	[3]	9,273	[3]
PUERTO RICO | Commercial Multi Family [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	69,564	[3]	73,130	[3]
Weighted average obligor risk rating	5.63	[3]	5.31	[3]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,013,579	[3]	1,864,218	[3]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	171,771	[3]	230,847	[3]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	144,104	[3]	156,189	[3]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	169,900	[3]	115,435	[3]
Weighted average obligor risk rating	11.20	[3]	11.38	[3]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	112	[3]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	485,775	[3]	502,583	[3]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,527,804	[3]	1,361,635	[3]
Weighted average obligor risk rating	6.83	[3]	6.73	[3]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,473,362	[3]	1,606,503	[3]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	212,236	[3]	231,705	[3]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	144,536	[3]	134,577	[3]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	306,014	[3]	305,565	[3]
Weighted average obligor risk rating	11.28	[3]	11.31	[3]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,595	[3]	0	[3]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	666,381	[3]	671,847	[3]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	806,981	[3]	934,656	[3]
Weighted average obligor risk rating	6.96	[3]	6.89	[3]
PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,807,785	[3]	2,912,466	[3]
PUERTO RICO | Commercial And Industrial Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	421,332	[3]	727,647	[3]
PUERTO RICO | Commercial And Industrial Loans [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	367,834	[3]	192,404	[3]
PUERTO RICO | Commercial And Industrial Loans [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	272,880	[3]	214,531	[3]
Weighted average obligor risk rating	11.48	[3]	11.34	[3]
PUERTO RICO | Commercial And Industrial Loans [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	849	[3]	68	[3]
PUERTO RICO | Commercial And Industrial Loans [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	255	[3]	446	[3]
PUERTO RICO | Commercial And Industrial Loans [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,063,150	[3]	1,135,096	[3]
PUERTO RICO | Commercial And Industrial Loans [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,744,635	[3]	1,777,370	[3]
Weighted average obligor risk rating	6.89	[3]	6.63	[3]
PUERTO RICO | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,374,803	[3]	6,465,590	[3]
PUERTO RICO | Commercial Portfolio Segment Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	807,645	[3]	1,192,676	[3]
PUERTO RICO | Commercial Portfolio Segment Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	661,495	[3]	487,623	[3]
PUERTO RICO | Commercial Portfolio Segment Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	751,980	[3]	637,874	[3]
Weighted average obligor risk rating	11.33	[3]	11.33	[3]
PUERTO RICO | Commercial Portfolio Segment Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,444	[3]	68	[3]
PUERTO RICO | Commercial Portfolio Segment Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	255	[3]	558	[3]
PUERTO RICO | Commercial Portfolio Segment Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,225,819	[3]	2,318,799	[3]
PUERTO RICO | Commercial Portfolio Segment Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,148,984	[3]	4,146,791	[3]
Weighted average obligor risk rating	6.87	[3]	6.71	[3]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	159,384	[3]	161,171	[3]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,612	[3]	6,895	[3]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,204	[3]	1,788	[3]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	16,908	[3]	25,722	[3]
Weighted average obligor risk rating	11.82	[3]	11.63	[3]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	2,250	[3]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	27,724	[3]	36,655	[3]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	131,660	[3]	124,516	[3]
Weighted average obligor risk rating	7.43	[3]	7.86	[3]
PUERTO RICO | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,450,501	[3]	5,400,679	[3]
PUERTO RICO | Mortgages [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Mortgages [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Mortgages [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	218,680	[3]	169,239	[3]
PUERTO RICO | Mortgages [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Mortgages [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Mortgages [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	218,680	[3]	169,239	[3]
PUERTO RICO | Mortgages [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,231,821	[3]	5,231,440	[3]
PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	564,389	[3]	543,761	[3]
PUERTO RICO | Finance Leases Portfolio Segment Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Finance Leases Portfolio Segment Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Finance Leases Portfolio Segment Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,102	[3]	3,495	[3]
PUERTO RICO | Finance Leases Portfolio Segment Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Finance Leases Portfolio Segment Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Finance Leases Portfolio Segment Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,102	[3]	3,495	[3]
PUERTO RICO | Finance Leases Portfolio Segment Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	561,287	[3]	540,266	[3]
PUERTO RICO | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,389,037	[3]	3,316,638	[3]
PUERTO RICO | Consumer [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	51,114	[3]	41,618	[3]
PUERTO RICO | Consumer [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,859	[3]	6,253	[3]
PUERTO RICO | Consumer [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	52,973	[3]	47,871	[3]
PUERTO RICO | Consumer [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,336,064	[3]	3,268,767	[3]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,140,164	[3]	1,169,621	[3]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,070	[3]	21,044	[3]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	21,070	[3]	21,044	[3]
PUERTO RICO | Consumer Credit Card Financing Receivable [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,119,094	[3]	1,148,577	[3]
PUERTO RICO | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	13,400	[3]	15,178	[3]
PUERTO RICO | Home Equity Line of Credit [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Home Equity Line of Credit [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Home Equity Line of Credit [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,186	[3]	665	[3]
PUERTO RICO | Home Equity Line of Credit [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Home Equity Line of Credit [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7	[3]	2,426	[3]
PUERTO RICO | Home Equity Line of Credit [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,193	[3]	3,091	[3]
PUERTO RICO | Home Equity Line of Credit [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,207	[3]	12,087	[3]
PUERTO RICO | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,262,533	[3]	1,213,884	[3]
PUERTO RICO | Personal [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Personal [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Personal [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,380	[3]	7,483	[3]
PUERTO RICO | Personal [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Personal [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	77	[3]	141	[3]
PUERTO RICO | Personal [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,457	[3]	7,624	[3]
PUERTO RICO | Personal [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,254,076	[3]	1,206,260	[3]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	767,296	[3]	699,491	[3]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,348	[3]	10,407	[3]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	40	[3]	155	[3]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,388	[3]	10,562	[3]
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	755,908	[3]	688,929	[3]
PUERTO RICO | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	205,644	[3]	218,464	[3]
PUERTO RICO | Consumer Other Financing Receivable Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Other Financing Receivable Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Other Financing Receivable Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,130	[3]	2,019	[3]
PUERTO RICO | Consumer Other Financing Receivable Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[3]	0	[3]
PUERTO RICO | Consumer Other Financing Receivable Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,735	[3]	3,531	[3]
PUERTO RICO | Consumer Other Financing Receivable Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,865	[3]	5,550	[3]
PUERTO RICO | Consumer Other Financing Receivable Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	201,779	[3]	212,914	[3]
UNITED STATES
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,466,337	[4]	5,724,027
UNITED STATES | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	66,250	[4]	231,695
UNITED STATES | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	25,309	[4]	80,161
UNITED STATES | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	75,098	[4]	438,789
UNITED STATES | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,467	[4]	5,887
UNITED STATES | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	169,124	[4]	756,532
UNITED STATES | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,297,213	[4]	4,967,495
UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	407,203	[4]	1,093,534
UNITED STATES | Commercial Multi Family [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	11,283	[4]	73,481
UNITED STATES | Commercial Multi Family [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	6,818	[4]	11,459
UNITED STATES | Commercial Multi Family [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	13,653	[4]	62,346
Weighted average obligor risk rating	11.00	[4]	11.34
UNITED STATES | Commercial Multi Family [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Multi Family [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Multi Family [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	31,754	[4]	147,286
UNITED STATES | Commercial Multi Family [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	375,449	[4]	946,248
Weighted average obligor risk rating	7.24	[4]	7.08
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	512,567	[4]	1,106,287
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	17,424	[4]	75,094
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	8,745	[4]	29,442
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	13,446	[4]	160,001
Weighted average obligor risk rating	11.00	[4]	11.27
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	39,615	[4]	264,537
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	472,952	[4]	841,750
Weighted average obligor risk rating	6.83	[4]	6.89
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	193,905	[4]	560,042
UNITED STATES | Commercial Real Estate Owner Occupied [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	24,284	[4]	56,515
UNITED STATES | Commercial Real Estate Owner Occupied [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,707	[4]	15,845
UNITED STATES | Commercial Real Estate Owner Occupied [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,672	[4]	75,508
Weighted average obligor risk rating	11.17	[4]	11.31
UNITED STATES | Commercial Real Estate Owner Occupied [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Real Estate Owner Occupied [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Real Estate Owner Occupied [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	33,663	[4]	147,868
UNITED STATES | Commercial Real Estate Owner Occupied [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	160,242	[4]	412,174
Weighted average obligor risk rating	7.04	[4]	7.04
UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	645,789	[4]	811,731
UNITED STATES | Commercial And Industrial Loans [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,357	[4]	11,657
UNITED STATES | Commercial And Industrial Loans [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,548	[4]	11,822
UNITED STATES | Commercial And Industrial Loans [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,988	[4]	46,307
Weighted average obligor risk rating	11.09	[4]	11.09
UNITED STATES | Commercial And Industrial Loans [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial And Industrial Loans [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial And Industrial Loans [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,893	[4]	69,786
UNITED STATES | Commercial And Industrial Loans [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	629,896	[4]	741,945
Weighted average obligor risk rating	6.29	[4]	6.53
UNITED STATES | Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,759,464	[4]	3,571,594
UNITED STATES | Commercial Portfolio Segment Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	58,348	[4]	216,747
UNITED STATES | Commercial Portfolio Segment Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	22,818	[4]	68,568
UNITED STATES | Commercial Portfolio Segment Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	39,759	[4]	344,162
Weighted average obligor risk rating	11.04	[4]	11.27
UNITED STATES | Commercial Portfolio Segment Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Portfolio Segment Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Portfolio Segment Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	120,925	[4]	629,477
UNITED STATES | Commercial Portfolio Segment Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,638,539	[4]	2,942,117
Weighted average obligor risk rating	6.74	[4]	6.89
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	92,436	[4]	44,913
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	20,885
Weighted average obligor risk rating	0	[4]	11.27
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	20,885
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	92,436	[4]	24,028
Weighted average obligor risk rating	7.76	[4]	7.64
UNITED STATES | Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,052,385	[4]	1,280,797
UNITED STATES | Mortgages [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Mortgages [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Mortgages [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	23,100	[4]	26,292
UNITED STATES | Mortgages [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Mortgages [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Mortgages [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	23,100	[4]	26,292
UNITED STATES | Mortgages [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,029,285	[4]	1,254,505
UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	80,818	[4]	211,135
UNITED STATES | Legacy [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7,902	[4]	14,948
UNITED STATES | Legacy [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,491	[4]	11,593
UNITED STATES | Legacy [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	9,204	[4]	42,622
Weighted average obligor risk rating	11.11	[4]	11.24
UNITED STATES | Legacy [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Legacy [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Legacy [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	19,597	[4]	69,163
UNITED STATES | Legacy [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	61,221	[4]	141,972
Weighted average obligor risk rating	7.70	[4]	7.72
UNITED STATES | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	481,234	[4]	615,588
UNITED STATES | Consumer [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	3,035	[4]	4,828
UNITED STATES | Consumer [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,467	[4]	5,887
UNITED STATES | Consumer [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	5,502	[4]	10,715
UNITED STATES | Consumer [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	475,732	[4]	604,873
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,065	[4]	15,651
UNITED STATES | Consumer Credit Card Financing Receivable [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Credit Card Financing Receivable [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Credit Card Financing Receivable [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	486
UNITED STATES | Consumer Credit Card Financing Receivable [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Credit Card Financing Receivable [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Credit Card Financing Receivable [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	486
UNITED STATES | Consumer Credit Card Financing Receivable [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	15,065	[4]	15,165
UNITED STATES | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	352,762	[4]	463,033
UNITED STATES | Home Equity Line of Credit [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Home Equity Line of Credit [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Home Equity Line of Credit [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	2,457	[4]	3,317
UNITED STATES | Home Equity Line of Credit [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Home Equity Line of Credit [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,632	[4]	5,315
UNITED STATES | Home Equity Line of Credit [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	4,089	[4]	8,632
UNITED STATES | Home Equity Line of Credit [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	348,673	[4]	454,401
UNITED STATES | Personal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	112,919	[4]	135,235
UNITED STATES | Personal [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Personal [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Personal [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	571	[4]	1,005
UNITED STATES | Personal [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Personal [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	835	[4]	569
UNITED STATES | Personal [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	1,406	[4]	1,574
UNITED STATES | Personal [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	111,513	[4]	133,661
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	73	[4]	489
UNITED STATES | Consumer Loans Auto Financing Receivable [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member] | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member] | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member] | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member] | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	2
UNITED STATES | Consumer Loans Auto Financing Receivable [Member] | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	2
UNITED STATES | Consumer Loans Auto Financing Receivable [Member] | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	73	[4]	487
UNITED STATES | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	415	[4]	1,180
UNITED STATES | Consumer Other Financing Receivable Member | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Other Financing Receivable Member | Special Mention Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Other Financing Receivable Member | Substandard Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7	[4]	20
UNITED STATES | Consumer Other Financing Receivable Member | Doubtful Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	0
UNITED STATES | Consumer Other Financing Receivable Member | Unlikely To Be Collected Financing Receivable Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	0	[4]	1
UNITED STATES | Consumer Other Financing Receivable Member | Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	7	[4]	21
UNITED STATES | Consumer Other Financing Receivable Member | Pass Member
Financing Receivable, Recorded Investment [Line Items]
Loans held-in-portfolio, net of unearned income	$ 408	[4]	$ 1,159

[1]	Non-covered loans held-in-portfolio at December 31, 2014 are net of $94 million in unearned income and exclude $106 million in loans held-for-sale. (December 31, 2013 - $92 million in unearned income and $110 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	Excludes discontinued operations.